Reserve and Related Financial Data - Schedule of Cost Used in Determining of Standardized Measure (Detail)	12 Months Ended
	Dec. 31, 2018 $ / Barrel $ / MMBTU	Dec. 31, 2017 $ / Barrel $ / MMBTU
Oil [Member]
Amortization Expense Per Equivalent Unit of Production or Per Dollar of Gross Revenue [Line Items]
Sale prices	61.31	47.80
Natural Gas [Member]
Amortization Expense Per Equivalent Unit of Production or Per Dollar of Gross Revenue [Line Items]
Sale prices | $ / MMBTU	2.51	2.74
Natural Gas Liquids [Member]
Amortization Expense Per Equivalent Unit of Production or Per Dollar of Gross Revenue [Line Items]
Sale prices	23.98	18.56